COMMITMENTS AND CONTINGENCIES	9 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

(20)    COMMITMENTS AND CONTINGENCIES

(a) Lease commitments

The Group entered into non-cancelable operating leases, primarily for office space, for initial terms of 12 to 58 months.

Minimum rent payments under operating leases are recognized on a straight-line basis over the term of the lease, including any periods of free rent.

Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) as of December 31, 2017 are:

Minimum
Lease Payments Amount
RMB
Year ended December 31:
2018	16,285,285
2019	15,749,308
2020	4,548,053
2021	—
2022	—

36,582,646

Rental expense for operating leases (except leases with a term of one month or less that are not renewed) for the years ended March 31, 2016, 2017 and nine months ended December 31, 2017 were RMB 12,803,338, RMB 13,206,748 and RMB 10,601,078 respectively.

(b) Other commitments

On August 11, 2011, the Group entered into an agreement with a vender granting the Group a license to distribute the vendor’s test related products in Mainland China for 10 years. Each party may terminate this agreement at any time for any reason by giving the other party not less than twelve months written notice subject only that the earliest termination date may not be before the fifth anniversary of this agreement unless either party is in breach of this agreement.

On April 27, 2017, the Group entered into a five-year agreement with Tsinghua University, under which ATA will support the research of the Research Institute of Future Education and Assessment at Tsinghua University under certain circumstances with funding support of RMB 50.0 million, out of which RMB 40.0 million will be paid in the following four years.

On August 25, 2017, the Group entered into an agreement to purchase computers and accessories with payments to be made in four years since 2018.

The future minimum payments under the non-cancelable agreements as of December 31, 2017 are:

Required Payments Amount
RMB
Year ended December 31:
2018	16,987,600
2019	15,043,600
2020	11,263,600
2021	11,263,600
2022	—

54,558,400

License fee for the non-cancelable purchase agreement for the years ended March 31, 2016, 2017 and nine months ended December 31, 2017 were RMB 2,642,777, RMB 3,485,967 and RMB 3,336,996 respectively.